Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage expenses
Port charges	$ 21,060	$ 30,229	$ 17,619
Bunkers	34,997	28,121	48,535
Commissions - third parties	3,438	2,506	2,915
Commissions - related parties (Note 3)	3,300	3,300	3,350
Miscellaneous	1,887	1,665	458
Total voyage expenses	$ 64,682	$ 65,821	$ 72,877